Income Tax Expense (Details) - CNY (¥)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax payable			¥ 78,329,130
Net operating loss carryforwards		¥ 41,772,957
Deferred tax assets net operating loss carryforwards		10,443,239	¥ 6,459,941
Net operating losses subject to expiration in 2024 if not utilized		20,089,976
Net operating losses subject to expiration in 2025 if not utilized		21,682,981
Cumulative amount of temporary difference in respect of investments PRC subsidiaries		¥ 5,236,867,776
Percentage of withholding income tax		10.00%
Amount of unrecognized deferred tax liabilities		¥ 523,686,778